UNITED STATES SECURITIES AND EXCHANGE COMMISSION
			           Washington, D.C. 20549
			                 Form 13F


Report for the Calendar Year or Quarter Ended: March 31, 2002
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Check here if Amendment [_]; Amendment Number: N/A
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This Amendment ( Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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                       Pittsburgh, PA 15241
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                5/6/02
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




 	Title					          Investment Discretion					Voting Authority
	of
Security			Class	Cusip		Market Value		Quantity	Sole	Share	Others	Managers	Sole	Share	None


Abbott Laboratories		COM	002824100	"$2,630,000.00 "	"50,000"	X					"50,000"
Abercrombie & Fitch Co.		COM	002896207	"$2,002,000.00 "	"65,000"	X					"65,000"
Abgenix Inc.			COM	00339B107	"$9,445,000.00 "	"500,000"	X					"500,000"
Accenture Ltd.			COM	G1150G111	"$22,428,000.00 "	"840,000"	X					"840,000"
Affymetrix Inc.			COM	00826T108	"$1,449,000.00 "	"50,000"	X					"50,000"
Alliant Techsystems Inc.	COM	018804104	"$11,932,830.00 "	"117,000"	X					"117,000"
America West Holdings Corp.	COM	023657208	"$1,120,000.00 "	"200,000"	X					"200,000"
American Express Co.		COM	025816109	"$84,787,200.00 "	"2,070,000"	X					"2,070,000"
Amgen Inc.			COM	031162100	"$39,388,800.00 "	"660,000"	X					"660,000"
AMR Corporation			COM	001765106	"$1,056,400.00 "	"40,000"	X					"40,000"
Amylin Pharmaceuticals, Inc.	COM	032346108	"$3,003,000.00 "	"300,000"	X					"300,000"
Analog Devices Inc.		COM	032654105	"$4,053,600.00 "	"90,000"	X					"90,000"
Anheuser-Busch Companies, Inc.	COM	035229103	"$4,959,000.00 "	"95,000"	X					"95,000"
Anteon International Corp	COM	014440895	"$2,496,000.00 "	"120,000"	X					"120,000"
AOL Time Warner, Inc.		COM	00184A105	"$23,650,000.00 "	"1,000,000"	X					"1,000,000"
Art Technology Group, Inc.	COM	04289L108	"$1,545,000.00 "	"750,000"	X					"750,000"
ASE Test Limited		COM	010129435	"$2,263,450.00 "	"145,000"	X					"145,000"
Ask Jeeves, Inc.		COM	045174109	"$1,688,000.00 "	"800,000"	X					"800,000"
ASM International NV ADR	ADR	N07045102	"$1,044,400.00 "	"40,000"	X					"40,000"
Atmel Corporation		COM	049513104	"$4,124,952.00 "	"406,800"	X					"406,800"
Autonation, Inc.		COM	05329W102	"$696,000.00 "		"50,000"	X					"50,000"
AutoZone Inc.			COM	053332102	"$19,071,450.00 "	"277,000"	X					"277,000"
Ball Corporation		COM	058498106	"$28,332,000.00 "	"600,000"	X					"600,000"
Banc One Corporation		COM	06423A103	"$43,451,200.00 "	"1,040,000"	X					"1,040,000"
Boise Cascade Corporation	COM	097383103	"$10,328,400.00 "	"285,000"	X					"285,000"
Cell Therapeutics, Inc.		COM	150934107	"$2,073,305.00 "	"83,500"	X					"83,500"
Cendant Corp.			COM	151313103	"$21,504,000.00 "	"1,120,000"	X					"1,120,000"
Cerus Corporation		COM	157085101	"$18,749,500.00 "	"350,000"	X					"350,000"
Charming Shoppes, Inc.		COM	161133103	"$1,584,000.00 "	"200,000"	X					"200,000"
Chordiant Software, Inc.	COM	170404107	"$3,089,750.00 "	"425,000"	X					"425,000"
Church & Dwight Co., Inc.	COM	171340102	"$19,149,000.00 "	"650,000"	X					"650,000"
Ciphergen Biosystems, Inc.	COM	17252Y104	"$421,400.00 "		"70,000"	X					"70,000"
Cisco Systems, Inc.		COM	17275R102	"$6,094,800.00 "	"360,000"	X					"360,000"
Clarus Corporation		COM	182707109	"$1,524,000.00 "	"400,000"	X					"400,000"
Comcast Corporation		COM	200300200	"$60,197,400.00 "	"1,893,000"	X					"1,893,000"
Comverse Technology, Inc.	COM	205862402	"$506,800.00 "		"40,000"	X					"40,000"
Connetics Corporation		COM	208192104	"$970,000.00 "		"100,000"	X					"100,000"
Continental Airlines Inc.	COM	210795308	"$2,265,600.00 "	"80,000"	X					"80,000"
COORS (ADOLPH) COMPANY		COM	217016104	"$3,036,150.00 "	"45,000"	X					"45,000"
COX   7.75% 11/15/29 CV		CONV	224044503	"$10,575,000.00 "	"300,000"	X					"300,000"
Cox Communications Inc.		COM	224044107	"$1,882,000.00 "	"50,000"	X					"50,000"
Cross Country, Inc.		COM	22748P105	"$4,050,000.00 "	"150,000"	X					"150,000"
Crown Cork & Seal Company, Inc.	COM	228255105	"$4,027,500.00 "	"450,000"	X					"450,000"
CTIC 144A 5.75% 6/15/08 CV	CONV	150934AA5	"$9,625,000.00 "	"10,000,000"	X					"10,000,000"
CV Therapeutics, Inc.		COM	126667104	"$6,968,500.00 "	"192,500"	X					"192,500"
Cypress Semiconductor Corp	COM	232806109	"$2,300,000.00 "	"100,000"	X					"100,000"
Deere & Company			COM	244199105	"$3,416,250.00 "	"75,000"	X					"75,000"
Disney, Walt & Co.		COM	254687106	"$2,308,000.00 "	"100,000"	X					"100,000"
Docent Inc.			COM	25608L106	"$1,770,000.00 "	"1,000,000"	X					"1,000,000"
Federated Department Stores Inc	COM	31410H108	"$5,106,250.00 "	"125,000"	X					"125,000"
Flowers Foods, Inc.		COM	343498101	"$5,516,802.00 "	"216,600"	X					"216,600"
Fox Enter Group Inc. Class A	COM	35138T107	"$1,419,000.00 "	"60,000"	X					"60,000"
Freeport McMoran Copper & Gold	COM	35671D857	"$1,762,000.00 "	"100,000"	X					"100,000"
FWC  6.5% 6/1/07 CV		CONV	35024PAB8	"$700,000.00 "		"2,000,000"	X					"2,000,000"
Gap Inc.			COM	36476108	"$2,256,000.00 "	"150,000"	X					"150,000"
Genentech, Inc.			COM	368710406	"$5,045,000.00 "	"100,000"	X					"100,000"
Genzyme Corp (General Division)	COM	372917104	"$2,183,500.00 "	"50,000"	X					"50,000"
Georgia Pacific Group		COM	373298702	"$25,592,275.00 "	"854,500"	X					"854,500"
Gilead Sciences, Inc.		COM	375558103	"$17,995,000.00 "	"500,000"	X					"500,000"
GlobalSantaFe Corporation	COM	G3930E101	"$32,700,000.00 "	"1,000,000"	X					"1,000,000"
HCA - The Healthcare Company	COM	404119109	"$1,322,400.00 "	"30,000"	X					"30,000"
Health Net Inc.			COM	42222G108	"$1,372,000.00 "	"50,000"	X					"50,000"
Hyperion Solutions Corp.	COM	44914M104	"$1,620,600.00 "	"60,000"	X					"60,000"
ICN PHARMACEUTICALS, INC.	COM	449370105	"$3,175,000.00 "	"100,000"	X					"100,000"
ICOS Corporation		COM	449295104	"$7,128,450.00 "	"155,000"	X					"155,000"
IMC Global Inc.			COM	449699100	"$2,447,025.00 "	"165,900"	X					"165,900"
Immunex Corporation		COM	452528102	"$7,565,000.00 "	"250,000"	X					"250,000"
Inco Limited			COM	453258402	"$3,914,000.00 "	"200,000"	X					"200,000"
Incyte Genomics Inc.		COM	45337C102	"$595,000.00 "		"50,000"	X					"50,000"
Inkine Pharm Company, Inc.	COM	457214104	"$92,000.00 "		"50,000"	X					"50,000"
Integrated Device Tech, Inc."	COM	458118106	"$1,495,800.00 "	"45,000"	X					"45,000"
International Paper Company	COM	460146103	"$45,375,550.00 "	"1,055,000"	X					"1,055,000"
International Rectifier Corp	COM	460254105	"$3,859,850.00 "	"85,000"	X					"85,000"
INVITROGEN CORPORATION		COM	46185R100	"$3,432,000.00 "	"100,000"	X					"100,000"
Key3media Group, Inc.		COM	49326R104	"$1,530,003.06 "	"333,334"	X					"333,334"
L-3 Communications Corp.	COM	502424104	"$17,360,000.00 "	"155,000"	X					"155,000"
LAWSON SYSTEMS, INC.		COM	520780107	"$600,000.00 "		"50,000"	X					"50,000"
Lexicon Genetics Inc.		COM	528872104	"$472,500.00 "		"50,000"	X					"50,000"
Loral Space & Telecommun Ltd.	COM	G5642107	"$430,000.00 "		"200,000"	X					"200,000"
LU PFD 7.75% 3/15/17 CV		CONV	54962208	"$48,062,500.00 "	"50,000"	X					"50,000"
Lucent Technologies Inc.	COM	549463107	"$11,470,250.00 "	"2,425,000"	X					"2,425,000"
Marvel Enterprises, Inc.	COM	57383M108	"$2,681,250.00 "	"325,000"	X					"325,000"
MeadWestvaco Corporation	COM	583334107	"$32,556,615.00 "	"982,100"	X					"982,100"
Medarex Inc.			COM	583916101	"$3,225,800.00 "	"200,000"	X					"200,000"
Medimmune Inc.			COM	584699102	"$49,162,500.00 "	"1,250,000"	X					"1,250,000"
MEMC Electronic Materials, Inc.	COM	552715104	"$548,110.00 "		"92,900"	X					"92,900"
MEN'S WAREHOUSE, INC.		COM	587118100	"$1,167,500.00 "	"50,000"	X					"50,000"
Merck & Company Inc.		COM	589331107	"$8,637,000.00 "	"150,000"	X					"150,000"
MGI Pharma, Inc.		COM	552880106	"$5,710,400.00 "	"415,000"	X					"415,000"
Moore Corporation Limited	COM	615785102	"$910,700.00 "		"70,000"	X					"70,000"
NASDAQ 100 Index Tracking Stock	UNIT	631100104	"$14,424,000.00 "	"400,000"	X					"400,000"
Network Associates Inc.		COM	640938106	"$1,452,000.00 "	"60,000"	X					"60,000"
Nike, Inc.			COM	654106103	"$21,903,650.00 "	"365,000"	X					"365,000"
NORTHWEST AIRLINES CORPORATION	COM	667280101	"$1,048,850.00 "	"55,000"	X					"55,000"
Nucor Corporation		COM	670346105	"$12,848,000.00 "	"200,000"	X					"200,000"
Office Depot, Inc.		COM	676220106	"$2,481,250.00 "	"125,000"	X					"125,000"
Polo Ralph Lauren Corporation	COM	731572103	"$3,017,212.00 "	"103,400"	X					"103,400"
POWER-ONE, INC.			COM	739308104	"$613,500.00 "		"75,000"	X					"75,000"
POZEN Inc.			COM	73941U102	"$289,000.00 "		"50,000"	X					"50,000"
PRAXAIR, INC.			COM	74005P104	"$23,920,000.00 "	"400,000"	X					"400,000"
Quest Software Inc.		COM	74834T103	"$1,511,000.00 "	"100,000"	X					"100,000"
Raytheon Company		COM	75111507	"$108,913,860.00 "	"2,653,200"	X					"2,653,200"
Rockwell Collins, Inc.		COM	774341101	"$27,363,700.00 "	"1,085,000"	X					"1,085,000"
SEMTECH CORPORATION		COM	816850101	"$1,277,500.00 "	"35,000"	X					"35,000"
Serologicals Corporation	COM	817523103	"$1,258,301.00 "	"80,300"	X					"80,300"
SMARTFORCE PLC			ADR	83170A206	"$1,050,000.00 "	"100,000"	X					"100,000"
Sprint PCS Group		COM	852061506	"$3,858,750.00 "	"375,000"	X					"375,000"
Sun Microsystems, Inc.		COM	866810104	"$1,323,000.00 "	"150,000"	X					"150,000"
Swift Transportation Co. Inc.	COM	870756103	"$15,414,144.00 "	"703,200"	X					"703,200"
TAKE-TWO INTERACTIVE SOFTWARE	COM	874054109	"$804,000.00 "		"40,000"	X					"40,000"
Texas Instruments Incorporated	COM	882508104	"$4,634,000.00 "	"140,000"	X					"140,000"
Triangle Pharmaceuticals, Inc.	COM	89589H104	"$1,816,110.00 "	"356,100"	X					"356,100"
United Defense Industries, Inc.	COM	91018B104	"$14,874,000.00 "	"555,000"	X					"555,000"
United States Steel Corporation	COM	912909108	"$2,726,130.00 "	"150,200"	X					"150,200"
United Technologies Corp.	COM	913017109	"$742,000.00 "		"10,000"	X					"10,000"
Viacom Inc. Class B		COM	925524308	"$53,448,850.00 "	"1,105,000"	X					"1,105,000"
Vignette Corporation		COM	926734104	"$791,200.00 "		"230,000"	X					"230,000"
Viropharma Incorporated		COM	928241108	"$454,537.00 "		"89,300"	X					"89,300"
VPHM 6% 03/01/07 CV		CONV	928241AC2	"$3,990,000.00 "	"10,500,000"	X					"10,500,000"
WebMD Corporation		COM	94769M105	"$14,860,800.00 "	"1,935,000"	X					"1,935,000"
Wellpoint Health Networks Inc.	COM	94973H108	"$3,820,200.00 "	"60,000"	X					"60,000"
Weyerhaeuser Company		COM	962166104	"$107,427,740.00 "	"1,709,000"	X					"1,709,000"
Wyeth Inc.			COM	983024100	"$3,282,500.00 "	"50,000"	X					"50,000"
XRX O.57% 4/21/18 CV		CONV	984121BB8	"$19,600,000.00 "	"35,000,000"	X					"35,000,000"

GRAND TOTAL						"$1,360,469,051.06"
